EARNINGS PER SHARE - Summary of Basic and Diluted Net Loss per Share (Detail) - USD ($)	3 Months Ended						6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator: Basic EPS
Net loss	$ (561,479)	$ (1,179,868)	$ (1,262,238)	$ (690,854)	$ 1	$ (1,000)	$ (1,741,347)	$ (999)			$ (1,954,091)
Branded Online Inc dba Nogin [Member]
Numerator: Basic EPS
Net loss							(20,915,000)		$ 2,325,000	$ (65,000)		$ (1,140,000)	$ 0
Less: Undistributed earnings attributable to participating securities							0		(645,000)	0		0	0
Net loss attributable to common stockholders-basic							$ (20,915,000)		$ 1,680,000	$ (65,000)		$ (1,140,000)	$ 0
Denominator: Basic EPS
Weighted average shares of common stock outstanding, basic							9,129,358		9,129,358	9,129,358		9,129,358	9,130,726
Net loss per share attributable to common stock-basic							$ (2.29)		$ 0.18	$ (0.01)		$ (0.12)	$ 0
Numerator: Diluted EPS
Net loss attributable to common stockholders-basic							$ (20,915,000)		$ 1,680,000	$ (65,000)		$ (1,140,000)	$ 0
Denominator: Diluted EPS
Weighted average shares of common stock outstanding, basic							9,129,358		9,129,358	9,129,358		9,129,358	9,130,726
Dilutive potential shares of common stock:
Options to purchase shares of common stock							0		167,367	0		0	0
Warrants to purchase shares of common stock							0		92,485	0		0	0
Weighted average shares of common stock outstanding-diluted							9,129,358		9,389,210	9,129,358		9,129,358	9,130,726
Weighted average shares of common stock outstanding-diluted										9,129,358		9,129,358	9,130,276
Net income (loss) per common share – diluted							$ (2.29)		$ 0.18	$ (0.01)		$ (0.12)	$ 0